S000003467 [Member] Expense Example - Sit Tax-Free Income Fund	Mar. 31, 2026 USD ($)
Sit Tax-Free Income Fund - Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,171
Sit Tax-Free Income Fund - Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7,175
Expense Example, with Redemption, 3 Years	22,460
Expense Example, with Redemption, 5 Years	39,082
Expense Example, with Redemption, 10 Years	$ 87,281